Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,783,780	$ 6,449,876		$ 38,595,610
Restricted cash	27,454,651	44,844,196		34,485,797
Accounts receivable, net	3,430,780	2,822,162		908,727
Accounts receivable, net, related parties	601,576	272,546		238,892
Loans receivable, net	516,237	517,479		123,611
Earnest deposit, the shareholder				7,182,131
Consideration receivable				1,861,348
Notes receivable, net	601,490
Asset held for sale	5,459,822
Income tax recoverable	397,655	260,120
Deposits, prepayments, and others receivable, net	2,997,021	589,786		383,399
Total current assets	45,243,012	55,756,165		83,779,515
Non-current assets:
Rental deposit, net	957,814
Loans receivable, net	1,059,776	1,072,392		3,785,314
Property and equipment, net	1,733,464	7,359,416		1,653,458
Right-of-use asset, net	12,361,125
Long-term investments, net	33,947,066	37,033,360		33,292,013
Total non-current assets	50,059,245	45,465,168		38,730,785
TOTAL ASSETS	95,302,257	101,221,333		122,510,300
Current liabilities:
Accounts payable and accrued liabilities	19,088,631	20,274,429		3,850,015
Escrow liabilities	27,454,651	29,487,616		34,485,797
Borrowings	6,255,238	4,477,254
Amounts due to the holding company	4,539,168	6,289,743
Lease liabilities	1,186,200
Forward share purchase liability		13,491,606
Income tax payable and provision	23,000,000	23,000,000		23,028,916
Total current liabilities	81,523,888	97,020,648		61,364,728
Non-current liabilities:
Lease liabilities	11,227,185
Warrant liabilities	2,173	4,548
Deferred tax liabilities	45,680	45,858
Total non-current liabilities	11,275,038	50,406
TOTAL LIABILITIES	92,798,926	97,071,054		61,364,728
Commitments and contingencies (Note 21)
Shareholders’ equity:
Ordinary shares value	67,462	58,377	[1]	53,835	[1]
Ordinary shares to be issued		1,665		1,665
Additional paid-in capital	64,973,808	43,870,308		38,706,226
Receivable from the shareholder				(29,562,195)
Accumulated other comprehensive loss	(484,907)	(384,938)		(179,461)
Accumulated deficit	(62,053,032)	(39,395,133)		52,125,502
Total shareholders’ equity	2,503,331	4,150,279		61,145,572
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 95,302,257	$ 101,221,333		$ 122,510,300

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.